INCOME TAX BENEFIT - Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Current provision (benefit):
Federal	$ 0	$ 0	$ 0	$ (363)
State	20	19	58	(19)
Foreign	0	4	170	32
Current provision (benefit), total	20	23	228	(350)
Deferred (income) expense:
Federal	(4,557)	38	7,597	(2,473)
State	(1,266)	52	1,777	(571)
Foreign	0	0	0	0
Deferred (income) expense, total	(5,823)	90	9,374	(3,044)
Income tax (benefit) expense	$ (5,803)	$ 113	$ 9,602	$ (3,394)